SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
a)    Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
These financial statements were authorized for issuance by the Board of Directors of the company on March 29, 2018.
b)    Adoption of Accounting Standards
The company has applied new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2017 as follows:
i.    Income Tax
The amendments to IAS 12, Income Taxes clarify the following aspects: (i) unrealized losses on debt instruments measured at fair value in the financial statements and measured at cost for tax purposes give rise to a deductible temporary difference regardless of whether the debt instrument’s holder expects to recover the carrying amount of the debt instrument by sale or by use; (ii) the carrying amount of an asset does not limit the estimation of probable future taxable profits; (iii) estimates for future taxable profits exclude tax deductions resulting from the reversal of deductible temporary differences; and (iv) an entity assesses a deferred tax asset in combination with other deferred tax assets. The company adopted the amendments on January 1, 2017, on a prospective basis; the adoption did not have a significant impact on the company’s consolidated financial statements.
ii.    Statement of Cash Flows
In January 2016, the IASB issued amendments to IAS 7 Statement of Cash Flows (“IAS 7”), effective for annual periods beginning January 1, 2017. The IASB requires that the following changes in liabilities arising from financing activities are disclosed (to the extent necessary): (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair values; and (v) other changes. Since the amendments were issued less than one year before the effective date, the company was required to provide comparative information when it first applies the amendments. The company has determined that there are no material impacts on its consolidated financial statements as the existing disclosures already include the material information required by the amendments.
c)    Future Changes in Accounting Standards
i.    Revenue from Contracts with Customers
IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) specifies how and when revenue should be recognized as well as requiring more informative and relevant disclosures. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The standard supersedes IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 must be applied for periods beginning on or after January 1, 2018 with early application permitted. An entity may adopt the standard on a fully retrospective basis or on a modified retrospective basis.
Management assessed the company’s revenue streams and has substantially completed accumulating, identifying and inventorying detailed information on contracts that may be impacted by the changes at the transition date. Management has also nearly finalized the documented analysis and assessment of the potential impact to IT systems and internal controls. The key areas of focus within the context of the standard relate primarily to the identification of performance obligations and the evaluation of the appropriate period of recognition of revenue for each of these performance obligations.
IFRS 15 requires a higher threshold of probability to be achieved with regards to recognizing revenue arising from variable consideration and claims and variations resulting from contract modifications compared to the current standards. It will therefore give rise to a delay in the recognition of revenue, particularly in our construction services business, which often comes with recognition uncertainty depending on the progress of our construction projects and gives rise to contract modifications that require customers’ approvals before revenue can be recognized. While revenue is currently recognized when it is probable that work performed will result in revenue, under the new standard revenue will be recognized when it is highly probable that a significant reversal of revenue will not occur as a result of these items. Significant judgments and estimates have been used to determine the impact, including the assessment of the probability of customer approval of variations and acceptance of claims and estimation of project completion dates. Despite this variability, a contract’s cash flows and overall profitability at completion will be the same under the new method as under the current method.
We will adopt the new revenue guidance effective January 1, 2018, using the modified retrospective approach, by recognizing the cumulative effect of initially applying the new standard as an adjustment to the opening balance of consolidated retained earnings as if the standard had always been in effect – comparative periods will not be restated. We expect a reduction in opening consolidated retained earnings of approximately $250 million, net of taxes.
ii.    Financial Instruments
In July 2014, the IASB issued the final publication of IFRS 9 Financial Instruments (“IFRS 9”), superseding IAS 39 Financial Instruments. IFRS 9 establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. This new standard also includes a new general hedge accounting standard which will align hedge accounting more closely with risk management. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however, it will allow more hedging strategies that are used for risk management purposes to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. The standard has a mandatory effective date for annual periods beginning on or after January 1, 2018 with early adoption permitted.
A global team has evaluated the impact of adopting IFRS 9 on its consolidated financial statements and business processes. Management participated in a number of strategic planning and analysis sessions with its subsidiaries and associates in order to evaluate the impact of the standard primarily focusing on the appropriateness of financial asset classification and the consideration of the financial asset impairment requirements under the Standard. Changes resulting from the standard relating to hedge accounting have been evaluated centrally and we have determined that certain hedge accounting relationships relating to aggregated foreign currency exposures will qualify for hedge accounting and, consequently, management is in the process of finalizing the hedge documentation for these relationships with the view to apply hedge accounting to these relationships prospectively commencing on January 1, 2018.
The company is finalizing the documented analysis and assessment of potential impacts to IT systems and internal controls. We will adopt IFRS 9 effective January 1, 2018, by recognizing the cumulative effect of initially applying the new standard as an increase to the opening balance of retained earnings as if the standard had always been in effect and whereby comparative periods will not be restated. No material adjustments are expected, and we expect that the adoption of IFRS 9 will have an immaterial impact to our net income on an ongoing basis.
iii.    Leases
In January 2016, the IASB published a new standard – IFRS 16 Leases (“IFRS 16”). The new standard brings most leases on balance sheet, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17 Leases and related interpretations and is effective for periods beginning on or after January 1, 2019, with earlier adoption permitted if IFRS 15 has also been applied. The company is in the process of evaluating the impact of IFRS 16 on its consolidated financial statements.
iv.    Foreign Currency Transactions and Advance Consideration
IFRIC 22, Foreign Currency Transactions and Advance Consideration (“IFRIC 22”) clarifies that the date of foreign currency transactions for purposes of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part thereof) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. The interpretation is effective for periods beginning on or after January 1, 2018 and may be applied either retrospectively or prospectively. The company plans to adopt the standard using the prospective approach, and does not expect a material impact.
v.    Uncertainty over Income Tax Treatments
In June 2017, the IASB published IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”), effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. The company is currently evaluating the impact of IFRIC 23 on its consolidated financial statements.
d)    Basis of Presentation
The consolidated financial statements are prepared on a going concern basis.
i.    Subsidiaries
The consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company exercises control. Control exists when the company has the power to direct the relevant activities, exposure or rights to variable returns from involvement with the investee, and the ability to use its power over the investee to affect the amount of its returns. Subsidiaries are consolidated from the date control is obtained and continue to be consolidated until the date when control is lost. The company continually reassesses whether or not it controls an investee, particularly if facts and circumstances indicate there is a change to one or more of the control criteria previously mentioned. In certain circumstances when the company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The company considers all relevant facts and circumstances in assessing whether or not the company’s voting rights are sufficient to give it power.
Non-controlling interests in the equity of the company’s subsidiaries are included within equity on the Consolidated Balance Sheets. All intercompany balances, transactions, unrealized gains and losses are eliminated in full.
Certain of the company’s subsidiaries are subject to profit sharing arrangements, such as carried interest, between the company and the non-controlling equity holders, whereby the company is entitled to a participation in profits, as determined under the agreements. The attribution of net income amongst equity holders in these subsidiaries reflects the impact of these profit sharing arrangements when the attribution of profits as determined in the agreement is no longer subject to adjustment based on future events and correspondingly reduces non-controlling interests’ attributable share of those profits.
Gains or losses resulting from changes in the company’s ownership interest of a subsidiary that do not result in a loss of control are accounted for as equity transactions and are recorded within ownership changes as a component of equity. When we dispose of all or part of a subsidiary, the difference between the carrying value of what is sold and the proceeds from disposition is recognized within other income and gains in the Consolidated Statements of Operations.
Transaction costs incurred in connection with the acquisition of control of a subsidiary are expensed immediately within fair value changes in the Consolidated Statements of Operations.
Refer to Note 4 for additional information on subsidiaries of the company with significant non-controlling interests.
ii.    Associates and Joint Ventures
Associates are entities over which the company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The company accounts for associates and joint ventures using the equity method of accounting within equity accounted investments on the Consolidated Balance Sheets.
Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the investment’s underlying fair value, the company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the company’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture is included in the carrying amount of the investment. Subsequent to initial recognition, the carrying value of the company’s interest in an associate or joint venture is adjusted for the company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for impairment at each balance sheet date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2(j).
iii.    Joint Operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, related to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement which exists only when decisions about the relevant activities require unanimous consent of parties sharing control. The company recognizes only its assets, liabilities and share of the results of operations of the joint operation. The assets, liabilities and results of joint operations are included within the respective line items of the Consolidated Balance Sheets, Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income.
e)    Foreign Currency Translation
The U.S. dollar is the functional and presentation currency of the company. Each of the company’s subsidiaries, associates, joint ventures and joint operations determines its own functional currency and items included in the consolidated financial statements of each subsidiary, associate, joint venture and joint operation are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are accumulated as a component of equity. On the disposal of a foreign operation, or the loss of control, joint control or significant influence, the component of accumulated other comprehensive income relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner.
Foreign currency denominated monetary assets and liabilities of the company are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in net income. Gains or losses on transactions which hedge these items are also included in net income. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

f)	Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, demand deposits and highly liquid short-term investments with original maturities of three months or less.

g)	Related Party Transactions
In the normal course of operations, the company enters into various transactions on market terms with related parties. The majority of transactions with related parties are between consolidated entities and eliminate on consolidation. We consider key management personnel, the Board of Directors and material shareholders to be related parties. See additional details in Note 28. The company’s subsidiaries with significant non-controlling interests are described in Note 4 and its associates and joint ventures are described in Note 10.

h)	Operating Assets
i.    Investment Properties
The company uses the fair value method to account for real estate classified as an investment property. A property is determined to be an investment property when it is principally held either to earn rental income or for capital appreciation, or both. Investment properties also include properties that are under development or redevelopment for future use as investment property. Investment property is initially measured at cost including transaction costs, or at fair values if acquired in a business combination. Subsequent to initial recognition, investment properties are carried at fair value. Gains or losses arising from changes in fair value are included in net income during the period in which they arise.
Fair values are completed by undertaking one of two accepted income approach methods, which include either: (i) discounting the expected future cash flows, generally over a term of 10 years including a terminal value based on the application of a capitalization rate to estimated year 11 cash flows; or (ii) undertaking a direct capitalization approach whereby a capitalization rate is applied to estimated current year cash flows. The future cash flows of each property are based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting current conditions, less future cash outflows relating to such current and future leases.
Commercial developments are also measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. Development sites in the planning phases are measured using comparable market values for similar assets.
ii.    Revaluation of Property, Plant and Equipment
The company uses the revaluation method of accounting for certain classes of property, plant and equipment as well as certain assets which are under development for future use as property, plant and equipment. Property, plant and equipment measured using the revaluation method is initially measured at cost, or at fair values if acquired in a business combination, and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Revaluations are performed on an annual basis at the end of each fiscal year, commencing in the first year subsequent to the date of acquisition, unless there is an indication that assets are impaired. Where the carrying amount of an asset increases as a result of a revaluation, the increase is recognized in other comprehensive income and accumulated in equity in revaluation surplus, unless the increase reverses a previously recognized impairment recorded through net income, in which case that portion of the increase is recognized in net income.
Where the carrying amount of an asset decreases, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder of the decrease recognized in net income. Depreciation of an asset commences when it is available for use. On loss of control or partial disposition of an asset measured using the revaluation method, all accumulated revaluation surplus or the portion disposed of, respectively, is transferred into retained earnings or ownership changes, respectively.
iii.    Renewable Power Generation
Renewable power generating assets, including assets under development, are classified as property, plant and equipment and are accounted for using the revaluation method. The company determines the fair value of its renewable power generating assets using discounted cash flow analysis, which includes estimates of forecasted revenue, operating costs, maintenance and other capital expenditures. Discount rates are selected for each facility giving consideration to the expected proportion of contracted to uncontracted revenue and markets into which power is sold.
Generally, the first 20 years of cash flow are discounted with a residual value based on the terminal value cash flows. The fair value and estimated remaining service lives are reassessed on an annual basis.
Depreciation on renewable power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

(YEARS)	Useful Lives
Dams	Up to 115
Penstocks	Up to 60
Powerhouses	Up to 115
Hydroelectric generating units	Up to 115
Wind generating units	Up to 30
Solar generating units	Up to 30
Other assets	Up to 60

Cost is allocated to the significant components of power generating assets and each component is depreciated separately.
The depreciation of property, plant and equipment in our Brazilian renewable power operations is based on the duration of the authorization or the useful life of a concession. The weighted-average remaining duration at December 31, 2017 is 15 years (2016 – 15 years). Land rights are included as part of the concession or authorization and are subject to depreciation.
iv.    Sustainable Resources
Sustainable resources consist of standing timber and other agricultural assets and are measured at fair value after deducting the estimated selling costs and are recorded in accounts receivable and other on the Consolidated Balance Sheets. Estimated selling costs include commissions, levies, delivery costs, transfer taxes and duties. The fair value of standing timber is calculated using the present value of anticipated future cash flows for standing timber before tax and terminal dates of 30 years. Fair value is determined based on felling plans, assessments regarding growth, timber prices and felling and silviculture costs. Changes in fair value are recorded in net income in the period of change. The company determines fair value of its standing timber using external valuations on an annual basis.
Harvested timber is included in inventory and is measured at the lower of fair value less estimated costs to sell at the time of harvest and net realizable value.
Land used in the production of standing timber, as well as bridges, roads and other equipment used in sustainable resources production are accounted for using the revaluation method and included in property, plant and equipment. Bridges, roads and equipment are depreciated over their useful lives, generally 3 to 30 years.
v.    Infrastructure
Utilities, transport, communication and energy assets within our infrastructure operations as well as assets under development classified as property, plant and equipment on the Consolidated Balance Sheets are accounted for using the revaluation method. The company determines the fair value of its utilities, transport, communication and energy assets using discounted cash flow analysis, which includes estimates of forecasted revenue, operating costs, maintenance and other capital expenditures. Valuations are performed internally on an annual basis. Discount rates are selected for each asset, giving consideration to the volatility and geography of its revenue streams.
Depreciation on utilities, transport, communication and energy assets is calculated on a straight-line basis over the estimated service lives of the components of the assets, which are as follows:

(YEARS)	Useful Lives
Buildings	Up to 70
Leasehold improvements	Up to 50
District energy systems and gas storage assets	Up to 50
Machinery, equipment, transmission stations and towers	Up to 40
Network systems	Up to 60
Rail and transport assets	Up to 40

The fair value and the estimated remaining service lives are reassessed annually.
Public service concessions that provide the right to charge users for a service in which the service and fee is regulated by the grantor are accounted for as intangible assets.
vi.    Real Estate – Hospitality Assets
Hospitality operating assets within our real estate operations are classified as property, plant and equipment and are accounted for using the revaluation method. The company determines the fair value for these assets by using a depreciated replacement cost method based on the age, physical condition and the construction costs of the assets. Fair value of hospitality properties are also reviewed in reference to each hospitality asset’s enterprise value which is determined using a discounted cash flow model.
Depreciation on hotel assets is calculated on a straight-line basis over the estimated useful lives of the components of the assets, which range from 5 to 50 years for buildings and building improvements, 13 to 15 years for land improvements and 2 to 15 years for other equipment.
vii.    Private Equity
The company accounts for its private equity property, plant and equipment using the cost model. Costs include expenditures that are directly attributable to the acquisition of the asset. Depreciation of an asset commences when it is available for use. PP&E is depreciated on a straight-line basis over the estimated useful lives of each component of the asset as follows:

(YEARS)	Useful Lives
Buildings	Up to 50
Leasehold improvements	Up to 40
Machinery and equipment	Up to 20
Oil and gas related equipment	Up to 10

viii.    Other Property, Plant and Equipment
The company accounts for its other property, plant and equipment using the revaluation method or the cost model, depending on the nature of the asset and the operating segment.
Depreciation on other property, plant and equipment measured using the revaluation method is initially measured at cost and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Under the cost method, assets are initially recorded at cost and are subsequently depreciated over the assets’ useful lives, unless an impairment is identified requiring a write-down to estimated fair value.
Oil and natural gas pre-licensing costs incurred before the legal right to explore a specific area have been obtained are expensed in the period in which they are incurred. Once the legal right to explore has been acquired and development and exploration costs commence, attributable costs are capitalized. The net carrying value of oil and gas properties is depleted using the production method based on estimated proved plus probable oil and natural gas reserves.
ix.    Inventory
Private Equity
Fuel inventories within our Private Equity segment are traded in active markets and are purchased with the view to resell in the near future, generating a profit from fluctuations in prices or margins. As a result, fuel inventories are carried at market value by reference to prices in a quoted active market, in accordance with the commodity broker-trader exemption granted by IAS 2, Inventories. Changes in fair value less costs to sell are recognized in direct costs. Fuel products that are held for extended periods in order to benefit from future anticipated increases in fuel prices or located in territories where no active market exists are recognized at the lower of cost and net realizable value. Products and chemicals used in the production of biofuels are valued at the lower of cost and net realizable value.
Real Estate
Residential development lots, homes and residential condominium projects are recorded in inventory. Residential development lots are recorded at the lower of cost, which includes pre-development expenditures and capitalized borrowing costs, and net realizable value, which the company determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell.
Homes and other properties held for sale, which include properties subject to sale agreements, are recorded at the lower of cost and net realizable value in inventory. Costs are allocated to the saleable acreage of each project or subdivision in proportion to the anticipated revenue.
Residential Development
Inventories consist of land held for development, land under development, homes under construction, completed homes and model homes. In addition to direct land acquisitions, land development and improvement costs and home construction costs, costs also include interest, real estate taxes and direct overhead related to development and construction, which are capitalized to inventory during the period beginning with the commencement of development and ending with the completion of construction or development. Indirect costs are allocated to homes or lots based on the number of units in a community.
Land and housing assets are recorded at the lower of cost and net realizable value, which the company determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell.
x.    Other Financial Assets
Other financial assets are classified as fair value through profit or loss, available for sale or at amortized cost depending on their nature and use within the company’s business. Changes in the fair values of financial instruments classified as fair value through profit or loss and available for sale are recognized in net income and other comprehensive income, respectively. The cumulative changes in the fair values of available-for-sale securities previously recognized in accumulated other comprehensive income are reclassified to net income when the security is sold, when there is a significant or prolonged decline in fair value or when the company acquires a controlling or significant interest in the underlying investment and commences equity accounting or consolidating the investment. Other financial assets are recognized on their trade date and initially recorded at fair value with changes in fair value recorded in net income or other comprehensive income in accordance with their classification. Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used.
The company assesses the carrying value of available-for-sale securities for impairment when there is objective evidence that the asset is impaired. When objective evidence of impairment exists, the cumulative loss in other comprehensive income is reclassified to net income.
Other financial assets also include loans and notes receivable which are recorded initially at fair value and, with the exception of loans and notes receivable designated as fair value through profit or loss, are subsequently measured at amortized cost using the effective interest method, less any applicable provision for impairment. A provision for impairment is established when there is objective evidence that the company will not be able to collect all amounts due according to the original terms of the receivables. Loans and receivables designated as fair value through profit or loss are recorded at fair value, with changes in fair value recorded in net income in the period in which they arise.

i)	Fair Value Measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are directly based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 –
Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset or liability’s anticipated life.

Level 3 –
Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Refer to the investment properties and revaluation of property, plant and equipment explanations for the approach taken to determine the fair value of these operating assets.
Further information on fair value measurements is available in Notes 6, 7, 11 and 12.

j)	Impairment of Long-Lived Assets
At each balance sheet date or more often if events or circumstances indicate there may be impairment, the company assesses whether its assets, other than those measured at fair value with changes in value recorded in net income, have any indication of impairment. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal and the discounted future cash flows generated from use and eventual disposal from an asset or cash-generating unit, is less than their carrying value. Impairment losses are recorded as fair value changes within the Consolidated Statements of Operations. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the lesser of the revised estimate of its recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.

k)	Accounts Receivable
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for uncollectability.

l)	Intangible Assets
Finite life intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses and are amortized on a straight-line basis over their estimated useful lives. Amortization is recorded within depreciation and amortization in the Consolidated Statements of Operations.
Certain of the company’s intangible assets have an indefinite life as there is no foreseeable limit to the period over which the asset is expected to generate cash flows. Indefinite life intangible assets are recorded at cost unless an impairment is identified which requires a write-down to its recoverable amount.
Indefinite life intangible assets are evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Any impairment of the company’s indefinite life intangible assets is recorded in net income in the period in which the impairment is identified. Impairment losses on intangible assets may be subsequently reversed in net income.

m)	Goodwill
Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net identifiable tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash-generating unit to which it relates. The company identifies cash-generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is recorded in income in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. On disposal of a subsidiary, any attributable amount of goodwill is included in determination of the gain or loss on disposal.

n)	Subsidiary Equity Obligations
Subsidiary equity obligations include subsidiary preferred equity units, subsidiary preferred shares and capital securities, limited-life funds and redeemable fund units.
Subsidiary preferred equity units and capital securities are preferred shares that may be settled by a variable number of common equity units upon their conversion by the holders or the company. These instruments, as well as the related accrued distributions, are classified as liabilities on the Consolidated Balance Sheets. Dividends or yield distributions on these instruments are recorded as interest expense. To the extent conversion features are not closely related to the underlying liability the instruments are bifurcated into debt and equity components.
Limited-life funds represent the interests of others in the company’s consolidated funds that have a defined maximum fixed life where the company has an obligation to distribute the residual interests of the fund to fund partners based on their proportionate share of the fund’s equity in the form of cash or other financial assets at cessation of the fund’s life.
Redeemable fund units represent interests of others in consolidated subsidiaries that have a redemption feature that requires the company to deliver cash or other financial assets to the holders of the units upon receiving a redemption notice.
Limited-life funds and redeemable fund units are classified as liabilities and recorded at fair value within subsidiary equity obligations on the Consolidated Balance Sheets. Changes in the fair value are recorded in net income in the period of the change.

o)	Revenue Recognition
i.    Asset Management
Asset management revenues consist of base management fees, advisory fees, incentive distributions and performance-based incentive fees which arise from the rendering of services. Revenues from base management fees, advisory fees and incentive distributions are recorded on an accrual basis based on the amounts receivable at the balance sheet date and are recorded within revenues in the Consolidated Statements of Operations.
Revenues from performance-based incentive fees and profit sharing arrangements are recorded on the accrual basis based on the amount that would be due under the formula established by the contract where it is no longer subject to adjustment based on future events. A significant portion of the asset management revenues are eliminated on consolidation, and that which survives is recorded as revenue in the Consolidated Statements of Operations.
ii.    Real Estate Operations
Real estate revenues primarily consist of rental revenues from leasing activities and hospitality revenues and interest and dividends from unconsolidated real estate investments.
Real estate rental income is recognized when the property is ready for its intended use. Office and retail properties are considered to be ready for their intended use when the property is capable of operating in the manner intended by management, which generally occurs upon completion of construction and receipt of all occupancy and other material permits.
The company has retained substantially all of the risks and benefits of ownership of its investment properties and therefore accounts for leases with its tenants as operating leases. Revenue recognition under a lease commences when the tenant has a right to use the leased asset. The total amount of contractual rent to be received from operating leases is recognized on a straight-line basis over the term of the lease; a straight-line or free rent receivable, as applicable, is recorded as a component of investment property for the difference between the amount of rental revenue recorded and the contractual amount received. Rental revenue includes percentage participating rents and recoveries of operating expenses, including property, capital and similar taxes. Percentage participating rents are recognized when tenants’ specified sales targets have been met. Operating expense recoveries are recognized in the period that recoverable costs are chargeable to tenants.
Revenue from the sales of land and buildings not classified as investment properties is recognized at the time that the risks and rewards of ownership have been transferred, possession or title passes to the purchaser, all material conditions of the sales contract have been met and a significant cash down payment or appropriate security is received.
Revenue from hospitality operations are recognized when goods and services are provided, and collection is reasonably assured.
iii.    Renewable Power Operations
Renewable power revenues are derived from the sale of electricity and are recorded at the time power is provided based upon the output delivered and capacity provided at rates specified under either contract terms or prevailing market rates. Costs of generating electricity are recorded as incurred.
iv.    Sustainable Resources Operations
Revenue from timberland operations is derived from the sale of logs and related products. The company recognizes sales to external customers when the product is shipped, title passes, and collectability is reasonably assured. Revenue from agricultural development operations is recognized at the time that the risks and rewards of ownership have transferred.
v.    Infrastructure Operations
Utilities Operations
Revenue from utilities operations is derived from the distribution and transmission of energy as well as from the company’s coal terminal. Distribution and transmission revenue is recognized when services are rendered based upon usage or volume during that period. Terminal infrastructure charges are charged at set rates per tonne of coal based on each customer’s annual contracted tonnage and are then recognized on a pro rata basis each month. The company’s coal terminal also recognizes variable handling charges based on tonnes of coal shipped through the terminal.
Transport Operations
Revenue from transport operations consists primarily of freight and transportation services revenue. Freight and transportation services revenue is recognized at the time of the provision of services based primarily on usage or volume throughput during the period.
Energy Operations
Revenue from energy operations consists primarily of energy transmission, distribution and storage income. Energy revenue is recognized when services are provided and are rendered based upon usage or volume throughput during the period.
Communications Infrastructure
Revenue from communications infrastructure is derived from contracts with media broadcasting and telecommunication customers to access infrastructure. Customers pay upfront and recurring fees to lease space on towers to host their equipment. Recurring rental revenue is recognized on a straight-line basis based on lease agreements. Upfront payments which are separable from the recurring revenue under IFRIC 18 are recognized on a percentage of completion basis on the construction asset to which they relate.
vi.    Private Equity Operations
Revenue from our private equity operations primarily consists of revenues from the sale of goods or products and rendering of services. Sales are recognized when the product is shipped, title passes, and collectability is reasonably assured. Service revenues are recognized when the services are provided.
Revenues from construction contracts are recognized using the percentage-of-completion method once the outcome of the construction contract can be estimated reliably, in proportion to the stage of completion of the contract, and to the extent to which collectability is reasonably assured. The stage of completion is measured by reference to actual costs incurred as a percentage of estimated total costs of each contract. When the outcome cannot be reliably determined, contract costs are expensed as incurred and revenue is only recorded to the extent that the costs are determined to be recoverable. Where it is probable that a loss will arise from a construction contract, the excess of total expected costs over total expected revenue is recognized as an expense immediately.
Within our business services operations, revenue from the sale of goods in our U.K. road fuel service business represents net invoiced sales of fuel products and RTFO certificates, excluding value added taxes but including excise duty, which has been assessed to be a production tax and recorded as part of the consideration received. Revenue is recognized at the point that title passes to the customer.
vii.    Residential Development Operations
Revenue from residential land sales is recognized at the time that the risks and rewards of ownership have been transferred, which is generally when possession or title passes to the purchaser, all material conditions of the sales contract have been met and a significant cash down payment or appropriate security is received.
Revenue from the sale of homes and residential condominium projects is recognized upon completion, when title passes to the purchaser upon closing and at which time all proceeds are received or collectability is reasonably assured.
viii.    Investments in Financial Assets
Dividend and interest income from other financial assets are recorded within revenues when declared or on an accrual basis using the effective interest method.
Interest revenue from loans and notes receivable, less a provision for uncollectible amounts, is recorded on the accrual basis using the effective interest method.
xii.    Other Income and Gains
Other income and gains represent the excess of proceeds over carrying values on the disposition of subsidiaries, investments or assets, or the settlement of liabilities for less than carrying values.

p)	Derivative Financial Instruments and Hedge Accounting
The company selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate, commodity and foreign exchange risks. Derivative financial instruments are recorded at fair value within the company’s consolidated financial statements. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be effective as a hedge based on an expectation of offsetting cash flows or fair values. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in net income over the remaining term of the original hedging relationship. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in accounts receivable and other or accounts payable and other, respectively.
i.    Items Classified as Hedges
Realized and unrealized gains and losses on foreign exchange contracts designated as hedges of currency risks relating to a net investment in a subsidiary or an associate are included in equity. Gains or losses are reclassified into net income in the period in which the subsidiary or associate is disposed of or to the extent that the hedges are ineffective. Where a subsidiary is partially disposed, and control is retained, any associated gains or costs are reclassified within equity to ownership changes. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at their estimated fair value with changes in fair value recorded in net income or as a component of equity, as applicable.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense. The periodic exchanges of payments on interest rate contracts designated as hedges of future interest payments are amortized into net income over the term of the corresponding interest payments.
Unrealized gains and losses on electricity contracts designated as cash flow hedges of future power generation revenue are included in equity as a cash flow hedge. The periodic exchanges of payments on power generation commodity swap contracts designated as hedges are recorded on a settlement basis as an adjustment to power generation revenue.
ii.    Items Not Classified as Hedges
Derivative financial instruments that are not designated as hedges are carried at their estimated fair value, and gains and losses arising from changes in fair value are recognized in net income in the period in which the change occurs. Realized and unrealized gains and losses on equity derivatives used to offset changes in share prices in respect of vested Deferred Share Units and Restricted Share Units are recorded together with the corresponding compensation expense. Realized and unrealized gains on other derivatives not designated as hedges are recorded in revenues, direct costs or corporate costs, as applicable. Realized and unrealized gains and losses on derivatives which are considered economic hedges, and where hedge accounting is not able to be elected, are recorded in fair value changes in the Consolidated Statements of Operations.

q)	Income Taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date. Current and deferred income tax relating to items recognized directly in equity are also recognized in equity. Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases and carrying amounts of assets and liabilities. Deferred income tax assets are recognized for all deductible temporary differences and for the carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. The carrying amount of deferred income tax assets is reviewed at each balance sheet date and reduced to the extent it is no longer probable that the income tax assets will be recovered. Deferred income tax assets and liabilities are measured using the tax rates that are expected to apply to the year when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

r)	Business Combinations
Business combinations are accounted for using the acquisition method. The cost of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date, except for non-current assets that are classified as held for sale which are recognized and measured at fair value less costs to sell. The interest of non-controlling shareholders in the acquiree is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill. To the extent the fair value of consideration paid is less than the fair value of net identifiable tangible and intangible assets, the excess is recognized in net income.
When a business combination is achieved in stages, previously held interests in the acquired entity are re-measured to fair value at the acquisition date, which is the date control is obtained, and the resulting gain or loss, if any, is recognized in net income, other than amounts transferred directly to retained earnings. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to net income. Transaction costs are recorded as an expense within fair value changes in the Consolidated Statements of Operations.

s)	Other Items
i.    Capitalized Costs
Capitalized costs related to assets under development and redevelopment include all eligible expenditures incurred in connection with the acquisition, development and construction of the asset until it is available for its intended use. These expenditures consist of costs that are directly attributable to these assets.
Borrowing costs are capitalized when such costs are directly attributable to the acquisition, construction or production of a qualifying asset. A qualifying asset is an asset that takes a substantial period of time to prepare for its intended use.
ii.    Share-based Payments
The company issues share-based awards to certain employees and non-employee directors. The cost of equity-settled share-based transactions, comprised of share options, restricted shares and escrowed shares, is determined as the fair value of the award on the grant date using a fair value model. The cost of equity-settled share-based transactions is recognized as each tranche vests and is recorded in contributed surplus as a component of equity. The cost of cash-settled share-based transactions, comprised of Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”), is measured as the fair value at the grant date, and expensed on a proportionate basis consistent with the vesting features over the vesting period with the recognition of a corresponding liability. The liability is recorded as a provision within accounts payable and other and measured at each reporting date at fair value with changes in fair value recognized in net income.
iii.    Provisions
A provision is a liability of uncertain timing that is recognized when the company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The company’s significant provisions consist of pensions and other long-term and post-employment benefits, warranties on some products or services, obligations to retire or decommission tangible long-lived assets and the cost of legal claims arising in the normal course of operations.
a.    Pensions and Other Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries, with certain of these subsidiaries offering defined benefit plans. Defined benefit pension expenses, which include the current year’s service cost, are included in direct costs. For each defined benefit plan, we recognize the present value of our defined benefit obligations less the fair value of the plan assets as a defined benefit liability reported in accounts payable and other on our Consolidated Balance Sheets. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
b.    Other Long-Term Incentive Plans
The company provides long-term incentive plans to certain employees whereby the company allocates a portion of the amounts realized through subsidiary profit sharing agreements to its employees. The cost of these plans is recognized over the requisite service period, provided it is probable that the vesting conditions will be achieved, based on the underlying subsidiary profit sharing arrangement. The liability is recorded within accounts payable and other and measured at each reporting date with the corresponding expense recognized in direct costs.
c.    Warranties, Asset Retirement, Legal and Other
Certain consolidated entities offer warranties on the sale of products or services. A provision is recorded to provide for future warranty costs based on management’s best estimate of probable warranty claims.
Certain consolidated entities have legal obligations to retire tangible long-lived assets. A provision is recorded at each reporting date to provide for the estimated fair value of the asset retirement obligation upon decommissioning of the asset period.
In the normal course of operations, the company may become involved in legal proceedings. Management analyzes information about these legal matters and provides provisions for probable contingent losses, including estimated legal expenses to resolve the matters. Internal and external legal counsel are used in order to estimate the probability of an unfavorable outcome and the amount of loss.

t)	Critical Estimates and Judgments
The preparation of financial statements requires management to make estimates and judgments that affect the carried amounts of certain assets and liabilities, disclosures of contingent assets and liabilities and the reported amounts of revenues and expenses recorded during the period. Actual results could differ from those estimates.
In making estimates and judgments, management relies on external information and observable conditions, where possible, supplemented by internal analysis as required. These estimates and judgments have been applied in a manner consistent with prior periods and there are no known trends, commitments, events or uncertainties that the company believes will materially affect the methodology or assumptions utilized in making estimates and judgments in these consolidated financial statements.
i.    Critical Estimates
The significant estimates used in determining the recorded amount for assets and liabilities in the consolidated financial statements include the following:
a.    Investment Properties
The critical assumptions and estimates used when determining the fair value of commercial properties are: the timing of rental income from future leases reflecting current market conditions, less assumptions of future cash costs in respect of current and future leases; maintenance and other capital expenditures; discount rates; terminal capitalization rates; and terminal valuation dates. Properties under development are recorded at fair value using a discounted cash flow model which includes estimates in respect of the timing and cost to complete the development.
Further information on investment property estimates is provided in Note 11.
b.    Revaluation Method for Property, Plant and Equipment
When determining the carrying value of property, plant and equipment using the revaluation method, the company uses the following critical assumptions and estimates: the timing of forecasted revenues; future sales prices and associated expenses; future sales volumes; future regulatory rates; maintenance and other capital expenditures; discount rates; terminal capitalization rates; terminal valuation dates; useful lives; and residual values. Determination of the fair value of property, plant and equipment under development includes estimates in respect of the timing and cost to complete the development.
Further information on estimates used in the revaluation method for property, plant and equipment is provided in Note 12.
c.    Financial Instruments
Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the credit worthiness of the company relative to its counterparties; the credit risk of the company’s counterparties; estimated future cash flows; the amount of the liability and equity components of compound financial instruments; discount rates and volatility utilized in option valuations.
Further information on estimates used in determining the carrying value of financial instruments is provided in Notes 6, 25 and 26.
d.    Inventory
The company estimates the net realizable value of its inventory using estimates and assumptions about future development costs, costs to hold and future selling costs.
e.    Sustainable Resources
The fair value of standing timber and agricultural assets is based on the following estimates and assumptions: the timing of forecasted revenues and prices; estimated selling costs; sustainable felling plans; growth assumptions; silviculture costs; discount rates; terminal capitalization rates; and terminal valuation dates.
f.    Other
Other estimates and assumptions utilized in the preparation of the company’s consolidated financial statements are: the assessment or determination of net recoverable amount; oil and gas reserves; depreciation and amortization rates and useful lives; estimation of recoverable amounts of cash-generating units for impairment assessments of goodwill and intangible assets; ability to utilize tax losses and other tax measurements; fair value of assets held as collateral and the percentage of completion for construction contracts.
ii.    Critical Judgments
Management is required to make critical judgments when applying its accounting policies. The following judgments have the most significant effect on the consolidated financial statements:
a.    Control or Level of Influence
When determining the appropriate basis of accounting for the company’s investees, the company makes judgments about the degree of influence that it exerts directly or through an arrangement over the investees’ relevant activities. This may include the ability to elect investee directors or appoint management. Control is obtained when the company has the power to direct the relevant investing, financing and operating decisions of an entity and does so in its capacity as principal of the operations, rather than as an agent for other investors. Operating as a principal includes having sufficient capital at risk in any investee and exposure to the variability of the returns generated as a result of the decisions of the company as principal. Judgment is used in determining the sufficiency of the capital at risk or variability of returns. In making these judgments, the company considers the ability of other investors to remove the company as a manager or general partner in a controlled partnership.
b.    Investment Properties
When applying the company’s accounting policy for investment properties, judgment is applied in determining whether certain costs are additions to the carrying amount of the property and, for properties under development, identifying the point at which practical completion of the property occurs and identifying the directly attributable borrowing costs to be included in the carrying value of the development property.
c.    Property, Plant and Equipment
The company’s accounting policy for its property, plant and equipment requires critical judgments over the assessment of carrying value, whether certain costs are additions to the carrying amount of the property, plant and equipment as opposed to repairs and maintenance, and for assets under development the identification of when the asset is capable of being used as intended and identifying the directly attributable borrowing costs to be included in the asset’s carrying value.
For assets that are measured using the revaluation method, judgment is required when estimating future prices, volumes, discount and capitalization rates. Judgment is applied when determining future electricity prices considering broker quotes for the years in which there is a liquid market available and, for the subsequent years, our best estimate of electricity prices from renewable sources that would allow new entrants into the market.
d.    Common Control Transactions
The purchase and sale of businesses or subsidiaries between entities under common control are not specifically addressed in IFRS and accordingly, management uses judgment when determining a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The company’s policy is to record assets and liabilities recognized as a result of transfers of businesses or subsidiaries between entities under common control at carrying value. Differences between the carrying amount of the consideration given or received and the carrying amount of the assets and liabilities transferred are recorded directly in equity.
e.    Indicators of Impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the company’s assets, including: the determination of the company’s ability to hold financial assets; the estimation of a cash-generating unit’s future revenues and direct costs; the determination of discount and capitalization rates; and when an asset’s carrying value is above the value derived using publicly traded prices which are quoted in a liquid market.
f.    Income Taxes
The company makes judgments when determining the future tax rates applicable to subsidiaries and identifying the temporary differences that relate to each subsidiary. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply during the period when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the consolidated balance sheet dates. The company measures deferred income taxes associated with its investment properties based on its specific intention with respect to each asset at the end of the reporting period. Where the company has a specific intention to sell a property in the foreseeable future, deferred taxes on the building portion of an investment property are measured based on the tax consequences that would follow the disposition of the property. Otherwise, deferred taxes are measured on the basis the carrying value of the investment property will be recovered substantially through use.
g.    Classification of Non-Controlling Interests in Limited-Life Funds
Non-controlling interests in limited-life funds are classified as liabilities (subsidiary equity obligations) or equity (non-controlling interests) depending on whether an obligation exists to distribute residual net assets to non-controlling interests on liquidation in the form of cash or another financial asset or assets delivered in kind. Judgment is required to determine what the governing documents of each entity require or permit in this regard.
h.    Other
Other critical judgments include the determination of effectiveness of financial hedges for accounting purposes; the likelihood and timing of anticipated transactions for hedge accounting; and the determination of functional currency.